UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                 Copy to:

   CHRISTOPHER K. YARBROUGH                          CATHY G. O'KELLY
   737 NORTH MICHIGAN AVENUE                        VEDDER PRICE P.C.
          SUITE 1700                             222 NORTH LASALLE STREET
    CHICAGO, ILLINOIS 60611                      CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
OCTOBER 31, 2008

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------

COMMON STOCKS - 92.18%
               AUSTRALIA - 3.27%
   28,125,000  Centamin Egypt, Ltd. *     $  12,252,955
    4,000,000  Centamin Egypt, Ltd. *         1,891,645
                                          --------------
                                             14,144,600
                                          --------------
               CANADA - 2.49%
    3,818,947  European Goldfields,
               Ltd. *                         5,966,404
    3,250,000  Lundin Mining Corp. *          4,797,114
                                          --------------
                                             10,763,518
                                          --------------
               CYPRUS - 0.75%
    1,400,000  AFI Development plc, GDR (a)    2,260,885
               (b) *
    8,100,000  Urals Energy Public Co.,
               Ltd. *                           977,993
                                          --------------
                                              3,238,878
                                          --------------
               FINLAND - 1.62%
      350,026  Sampo Oyj, A Shares            6,990,725
                                          --------------
               FRANCE - 6.39%
      425,000  France Telecom S.A.           10,724,713
      750,000  Rhodia S.A.                    6,437,925
      400,000  Vivendi S.A.                  10,462,366
                                          --------------
                                             27,625,004
                                          --------------
               GERMANY - 2.37%
      261,214  Commerzbank AG                 2,797,519
      215,000  Gerresheimer AG                7,435,504
                                          --------------
                                             10,233,023
                                          --------------
               GREECE - 1.75%
      160,000  National Bank of Greece S.A.   3,563,861
      900,000  Sidenor S.A.                   4,008,549
                                          --------------
                                              7,572,410
                                          --------------
               IRELAND - 2.81%
      550,000  CRH plc                       12,126,277
                                          --------------
               ITALY - 1.06%
      800,000  Azimut Holding SpA             4,600,498
                                          --------------
               KAZAKHSTAN - 3.20%
      975,636  KazMunaiGas Exploration
               Production, GDR               13,837,057
                                          --------------
               LUXEMBOURG - 1.16%
    2,016,000  GlobeOp Financial
               Services                       5,032,672
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               NETHERLANDS - 8.06%
      410,333  A&D Pharma Holding N.V.,
               GDR *                      $   1,307,474
      170,000  Akzo Nobel N.V.                7,073,810
      414,902  AMTEL Vredestein N.V.,
               GDR (a) *                             --
      546,000  New World Resources B.V.,
               Class A                        2,696,239
      500,000  TNT N.V.                      10,468,133
    1,100,000  Wavin N.V.                     3,889,877
      530,000  Wolters Kluwer N.V.            9,389,384
                                          --------------
                                             34,824,917
                                          --------------
               NORWAY - 1.04%
      470,000  SeaDrill, Ltd.                 4,506,163
                                          --------------
               PORTUGAL - 2.14%
    1,000,000  Galp Energia, SGPS,
               S.A., B Shares                 9,231,667
                                          --------------
               RUSSIA - 4.20%
      900,000  OAO Gazprom, ADR              18,161,992
                                          --------------
               SPAIN - 0.94%
    1,456,032  Realia Business S.A.           4,075,940
                                          --------------
               SWEDEN - 1.06%
      950,000  Lundin Petroleum AB *          4,569,507
                                          --------------
               SWITZERLAND - 4.30%
      220,000  Compagnie Financiere
               Richemont SA                   4,677,718
    1,100,000  Temenos Group AG *            13,900,596
                                          --------------
                                             18,578,314
                                          --------------
               TURKEY - 1.54%
    2,400,000  Turkiye Halk Bankasi A.S.      6,645,283
                                          --------------
               UNITED ARAB EMIRATES - 4.86%
    3,820,139  Kingdom Hotel
               Investments, GDR *            21,010,765
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2008 (CONTINUED)

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED KINGDOM - 35.97%
    2,200,000  Aero Inventory plc         $   9,245,496
    4,725,000  Afren plc *                    3,635,511
    4,300,000  Ashmore Group plc             11,338,588
   11,000,000  Ashtead Group plc              7,559,452
      763,158  BlueBay Asset Management plc   2,458,987
      134,495  British American Tobacco plc   3,693,583
      364,018  Cairn Energy plc *             9,409,153
    1,820,000  Daily Mail & General Trust
               plc                            8,564,101
      495,000  Dana Petroleum plc *           7,994,051
    6,500,000  Debenhams plc                  4,000,911
      700,000  Eurasian Natural Resources
               Corp.                          3,489,100
    2,000,000  Evolution Group plc            2,664,735
    2,000,000  Fresnillo plc                  3,941,391
      230,000  Gem Diamonds, Ltd. *           1,118,917
      750,000  Hochschild Mining plc          1,614,608
      396,825  Impellam Group plc *             160,564
    2,291,356  Informa plc                    7,761,248
    2,000,000  IP Group plc *                 2,147,362
    5,000,000  Juridica Investments, Ltd. *   8,730,722
      900,100  Kazakhmys plc                  4,143,507
    2,000,000  Lancashire Holdings, Ltd.     11,044,893
    1,450,000  Melrose plc                    2,085,418
      250,000  NDS Group plc, ADR *          11,922,500
    1,825,000  Prosperity Minerals
               Holdings, Ltd.                   645,235
    2,222,917  Regal Petroleum plc *          1,862,983
    5,900,000  Sports Direct International    4,153,953
    7,500,000  Tau Capital plc *              2,962,500
    1,500,000  Tullow Oil plc                12,665,426
      260,000  Xstrata plc                    4,423,372
                                          --------------
                                            155,438,267
                                          --------------
               UNITED STATES - 1.20%
      900,000  Virgin Media, Inc.             5,184,000
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $862,437,732)          398,391,477
                                          --------------

SHORT TERM INVESTMENT - 5.66%

   24,459,429  Fidelity Institutional
               Treasury Portfolio            24,459,429
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $24,459,429)            24,459,429
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
TOTAL INVESTMENTS - 97.84%
               (Cost $886,897,161)           422,850,906
                                          --------------
NET OTHER ASSETS AND LIABILITIES -            9,325,388
  2.16%
                                          --------------
TOTAL NET ASSETS - 100.00%                $ 432,176,294
                                          --------------


        *  Non income producing security

      (a) Fair valued at October 31, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.

      (b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers. At October 31, 2008 the security had an aggregate value of $2,260,885, which represented 0.52% of net assets

    ADR    American Depositary Receipt

    GDR    Global Depositary Receipt

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON EUROPEAN FOCUS FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS          % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
-----------------------------------------------
Oil & Gas Exploration & Production    13.23%
Integrated Oil & Gas                   6.34
Application Software                   5.98
Publishing                             5.95
Asset Management & Custody Banks       5.44
Real Estate Management & Development   5.38
Gold                                   4.65
Diversified Metal & Mining             4.52
Trading Company & Distribution         3.89
Diversified Banks                      3.01
Construction Materials                 2.96
Reinsurance                            2.56
Integrated Telecommunication Services  2.48
Air Freight & Logistics                2.42
Movies & Entertainment                 2.42
Industrial Conglomerates               2.06
Life Sciences Tools & Services         1.72
Diversified Chemicals                  1.64
Multi-line Insurance                   1.62
Precious Metal & Mineral               1.54
Specialty Chemicals                    1.49
Cable & Satellite                      1.20
Other Diversified Financial Services   1.16
Apparel, Accessories & Luxury Goods    1.08
Oil & Gas Drilling                     1.04
Specialty Stores                       0.96
Steel                                  0.93
Department Stores                      0.93
Construction & Engineer                0.90
Tobacco                                0.85
Investment Banking & Brokerage         0.62
Industrial Machinery                   0.48
Diversified Real Estate                0.43
Pharmaceuticals                        0.30
                                 --------------
Long Term Investments                 92.18
Short Term Investment                  5.66
                                 --------------
Total Investments                     97.84
Net Other Assets and Liabilities       2.16
                                 --------------
                                     100.00%
                                 ==============



                       See Notes to Financial Statements.

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $464,046,255 of which $7,215,341 related to appreciated investment securities and $471,261,596 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                          INVESTMENTS IN    OTHER FINANCIAL
                                              SECURITIES         INSTRUMENT
       VALUATION INPUTS
       Level 1 -Quoted Prices               $100,309,454                 --
       Level 2 -Other Significant
       Observable Inputs                     322,541,452        $13,092,325
       Level 3 -Significant
       Unobservable Inputs                            --                 --
       --------------------------------------------------------------------
       TOTAL                                $422,850,906        $13,092,325
       ====================================================================

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                    INVESTMENTS IN
                                                        SECURITIES

Balance as of 7-31-08                                     $663,843
Accrued discounts/premiums                                      --
Realized gain (loss)                                            --
Change in unrealized appreciation/depreciation            (663,843)
Net purchases (sales)                                           --
Net transfers in and/or out of Level 3                          --
                                                   ----------------
Balance, as of 10/31/08                                         --
Net change in unrealized
appreciation/depreciation from
investments still held as of 10/31/08                  $(4,563,922)

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                             Unrealized
                                                                          appreciation/
                             Value date   Local amount     Current value   depreciation
                             ----------------------------------------------------------
       British Pound (sell)  1/12/2009    37,751,520       $ 60,532,158   $  5,702,883
       Euro Currency (sell)  11/17/2008   33,736,826         42,977,601      7,022,399
       Euro Currency (sell)  1/12/2009    38,000,000         48,350,857        367,043
                                                                          ------------
                                                                          $ 13,092,325
                                                                          ============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
COMMON STOCKS - 87.43%
               AUSTRALIA - 0.79%
    1,179,298  Qantas Airways, Ltd.       $   1,906,266
                                          --------------
               BAHRAIN - 0.16%
      202,980  Gulf Finance Promissory
               Note (a) *                       374,776
                                          --------------
               CHINA - 1.55%
       50,000  PetroChina Co., Ltd., ADR      3,729,000
                                          --------------
               CYPRUS - 0.74%
      480,000  ProSafe SE                     1,776,580
                                          --------------
               CZECH REPUBLIC - 1.82%
      204,337  Telefonica 02 Czech
               Republic a.s.                  4,369,298
                                          --------------
               FRANCE - 6.54%
       20,000  Casino Guichard- Perrachon
               S.A.                           1,399,553
      295,766  France Telecom S.A.            7,463,542
      125,000  Total S.A.                     6,865,595
                                          --------------
                                             15,728,690
                                          --------------
               GERMANY - 0.87%
      140,238  Deutsche Telekom AG            2,087,374
                                          --------------
               GREECE - 1.90%
       75,000  EFG Eurobank Ergasias            825,119
      171,238  OPAP S.A.                      3,752,018
                                          --------------
                                              4,577,137
                                          --------------
               HONG KONG - 3.59%
    2,800,000  BOC Hong Kong (Holdings),
               Ltd.                           3,136,503
    1,902,295  Cosco Pacific, Ltd.            1,371,954
   11,000,000  PCCW, Ltd. (a)                 4,116,103
                                          --------------
                                              8,624,560
                                          --------------
               ITALY - 6.49%
      250,000  Enel SpA                       1,678,150
      275,000  ENI SpA                        6,552,822
      600,000  Intesa Sanpaolo                2,196,088
    1,600,000  Terna - Rete Elettrica
               Nationale SpA                  5,170,284
                                          --------------
                                             15,597,344
                                          --------------
               NEW ZEALAND - 1.52%
    2,638,333  Telecom Corporation of
               New Zealand, Ltd.              3,650,215
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               SINGAPORE - 2.33%
    1,100,000  Keppel Corp., Ltd.         $   3,388,433
    1,400,000  Singapore Technologies
               Engineering, Ltd.              2,216,059
                                          --------------
                                              5,604,492
                                          --------------
               SOUTH AFRICA - 1.22%
      135,000  Impala Platinum Holdings,
               Ltd.                           1,416,872
    1,300,000  Woolworths Holdings, Ltd.      1,510,189
                                          --------------
                                              2,927,061
                                          --------------
               TAIWAN - 5.40%
    2,440,614  China Steel Corp.              1,806,091
    3,585,230  Chungwha Telecom Co.,
               Ltd.                           5,906,403
      639,271  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                            5,280,379
                                          --------------
                                             12,992,873
                                          --------------
               UNITED KINGDOM - 27.82%
      453,403  Aviva plc                      2,718,826
      892,190  BP plc                         7,373,145
    3,641,086  BT Group plc                   6,863,133
      500,000  Dairy Crest Group plc          2,503,619
    1,717,274  DS Smith plc                   1,847,621
      650,000  GKN plc                        1,254,123
    3,400,000  Legal & General Group plc      3,931,426
      800,000  Marston's plc                  1,222,241
      324,487  National Grid plc              3,684,419
      732,500  Northumbrian Water Group plc   3,690,693
      724,838  Premier Farnell plc            1,511,876
      270,000  Provident Financial plc        3,461,377
      400,000  Rexam plc                      2,424,842
    1,000,000  RSA Insurance Group plc        2,226,617
      426,103  Scottish & Southern Energy
               plc                            8,352,628
    2,980,000  Smiths News plc                2,735,157
      400,000  Tate & Lyle plc                2,372,255
    4,000,000  Vodafone Group plc             7,704,659
      325,000  William Hill plc               1,003,597
                                          --------------
                                             66,882,254
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED STATES - 24.69%
      218,322  AT&T, Inc.                 $   5,844,480
      331,600  Atmos Energy Corp.             8,047,932
      130,000  Bemis Co., Inc.                3,229,200
      299,604  Bristol-Myers Squibb Co.       6,156,862
      151,894  CBS Corp., Class B             1,474,891
      137,719  The Dow Chemical Co.           3,672,966
        3,739  Fairpoint Communications,
               Inc.                              14,881
      121,528  H.J. Heinz Co.                 5,325,357
       93,520  Paychex, Inc.                  2,669,061
       74,438  Philip Morris International,
               Inc.                           3,235,820
      145,143  Pitney Bowes, Inc.             3,596,643
      184,928  Progress Energy, Inc.          7,280,615
       60,000  Reynolds American, Inc.        2,937,600
      198,306  Verizon Communications, Inc.   5,883,739
                                          --------------
                                             59,370,047
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $332,675,479)          210,197,967
                                          --------------

SHORT TERM INVESTMENT - 3.75%
    9,024,815  Fidelity Institutional
               Treasury Portfolio             9,024,815
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $9,024,815)              9,024,815
                                          --------------
TOTAL INVESTMENTS - 91.18%
               (Cost $341,700,294)           219,222,782
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 8.82%      21,205,847
                                          --------------
TOTAL NET ASSETS - 100.00%                $  240,428,629
                                          --------------

        *  Non income producing security

      (a) Fair valued at October 31 as determined in good faith using procedures approved by the Trustees of the Trust.

      ADR  American Depositary Receipt

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON GLOBAL EQUITY INCOME FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS          % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
-----------------------------------------------
Integrated Telecommunication Services 19.22%
Integrated Oil & Gas                  10.20
Electric Utilities                     6.32
Packaged Foods & Meats                 4.24
Gas Utilities                          3.35
Wireless Telecommunication Services    3.20
Electric Utilities                     3.03
Tobacco                                2.57
Diversified Banks                      2.56
Pharmaceuticals                        2.56
Semiconductors                         2.20
Paper Packaging                        2.11
Multi-line Insurance                   2.06
Casinos & Gaming                       1.98
Life & Health Insurance                1.64
Water Utilities                        1.54
Multi-Utilities                        1.53
Diversified Chemicals                  1.53
Office Services & Supply               1.49
Consumer Finance                       1.44
Industrial Conglomerates               1.41
Distributors                           1.14
Data Processing & Outsourced Services  1.11
Metal & Glass Containers               1.01
Aerospace & Defense                    0.92
Airlines                               0.79
Steel                                  0.75
Oil & Gas Equipment & Services         0.74
Technology Distributors                0.63
Department Stores                      0.63
Broadcasting                           0.61
Precious Metal & Mineral               0.59
Food Retail                            0.58
Marine Ports & Services                0.57
Auto Parts & Equipment                 0.52
Brewers                                0.51
Investment Banking & Brokerage         0.15
                                 --------------
Long Term Investments                 87.43
Short Term Investment                  3.75
                                 --------------
Total Investments                     91.18
Net Other Assets and Liabilities       8.82
                                 --------------
                                     100.00%
                                 ==============


                       See Notes to Financial Statements.

HENDERSON GLOBAL EQUITY INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $122,477,512 of which $299,970 related to appreciated investment securities and $122,777,482 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                     INVESTMENTS IN        OTHER FINANCIAL
                                         SECURITIES            INSTRUMENTS
       VALUATION INPUTS
       Level 1 -Quoted Prices         $  77,404,241                     --
       Level 2 -Other Significant
       Observable Inputs                137,702,438             $6,524,084
       Level 3 -Significant
       Unobservable Inputs                4,116,103                     --
       -------------------------------------------------------------------
       TOTAL                          $ 219,222,782             $6,524,084
       ===================================================================

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          INVESTMENTS IN
                                                            SECURITIES
       Balance as of 7-31-08                                          -
       Accrued discounts/premiums                                     -
       Realized gain (loss)                                           -
       Change in unrealized appreciation/depreciation       $(3,036,012)
       Net purchases (sales)                                          -
       Net transfers in and/or out of Level 3                 7,152,115
                                                         ----------------
       Balance, as of 10/31/08                              $ 4,116,103
       Net change in unrealized
       appreciation/depreciation from
       investments still held as of 10/31/08                $(3,036,012)


4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                             Unrealized
                                                                          appreciation/
                             Value date   Local amount     Current value   depreciation
                             ----------------------------------------------------------
       Australian Dollar
          (buy)              1/12/2009       700,000       $   462,394    $    (18,126)
       Australian Dollar
          (sell)             1/12/2009     3,500,000         2,311,968         188,782
       British Pound (buy)   1/12/2009     9,000,000        14,430,927        (293,373)
       British Pound (sell)  1/12/2009    44,000,000        70,551,198       6,646,801
                                                                          -------------
                                                                          $  6,524,084
                                                                          =============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------

COMMON STOCKS - 89.72%
               CHINA - 0.56%
       48,000  China Communications
               Construction Co.,
               Ltd., Class H              $      33,531
       53,000  PetroChina Co., Ltd.,
               Class H                           41,304
                                          --------------
                                                 74,835
                                          --------------
               CYPRUS - 0.39%
       15,175  Marfin Popular Bank
               Public Co., Ltd.                  51,963
                                          --------------
               DENMARK - 1.65%
        5,580  Carlsberg A/S                    220,923
                                          --------------
               FINLAND - 2.15%
       14,424  Sampo Oyj, A Shares              288,076
                                          --------------
               GERMANY - 8.52%
        5,950  Bayer AG                         326,558
        3,283  Deutsche Boerse AG               262,145
       20,189  Deutsche Post AG                 224,616
        3,300  RWE AG                           274,359
        1,485  SAP AG                            52,798
                                          --------------
                                              1,140,476
                                          --------------
               HONG KONG - 1.31%
       28,000  BOC Hong Kong (Holdings), Ltd.    31,365
        7,100  China Mobile, Ltd.                62,296
       12,000  Henderson Land Development
               Co., Ltd.                         42,696
       46,000  Sino Land Co., Ltd.               39,445
                                          --------------
                                                175,802
                                          --------------
               IRELAND - 2.28%
       13,854  CRH plc                          305,450
                                          --------------
               ISRAEL - 0.41%
        2,715  Check Point Software
               Technologies, Ltd. *              54,897
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               JAPAN - 9.29%
       16,000  Daiwa Securities Group,
               Inc.                       $      88,869
        3,000  Disco Corp.                       73,013
       59,000  Hokuhoku Financial Group,
               Inc.                             115,996
        4,700  HOYA Corp.                        87,121
       16,400  Leopalace21 Corp.                125,007
          400  Nintendo Co., Ltd.               126,159
        7,700  NSD Co., Ltd.                     56,972
           79  NTT DoCoMo, Inc.                 125,338
       20,000  Sekisui Chemical Co., Ltd.       116,142
           29  Sumitomo Mitsui Financial
               Group, Inc.                      117,737
        3,700  TDK Corp.                        123,612
        8,000  Yamato Holdings Co., Ltd.         87,987
                                          --------------
                                              1,243,953
                                          --------------
               NETHERLANDS - 2.10%
       20,000  Koninklijke (Royal) KPN
               N.V.                             281,416
                                          --------------
               NORWAY - 1.55%
       21,674  Seadrill, Ltd.                   207,801
                                          --------------
               SINGAPORE - 2.30%
        6,000  DBS Group Holdings, Ltd.          45,933
       43,000  Keppel Corp., Ltd.               132,457
       77,000  Wilmar International,
               Ltd.                             130,124
                                          --------------
                                                308,514
                                          --------------
               SWITZERLAND - 2.95%
        2,380  Credit Suisse Group AG            90,836
          872  Lonza Group AG                    72,585
        3,756  Nestle S.A.                      146,407
          559  Roche Holding AG                  85,564
                                          --------------
                                                395,392
                                          --------------
               TAIWAN - 0.44%
        1,235  High Tech Computer Corp.,
               GDR                               58,945
                                          --------------
               THAILAND - 0.29%
       27,000  Kasikornbank PCL                  39,355
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED KINGDOM - 9.50%
       13,556  Aero Inventory plc         $      56,969
       86,132  Afren plc *                       66,272
       12,178  Aggreko plc                       84,957
        3,791  Autonomy Corp., plc *             59,772
        3,043  Carnival plc                      66,496
        8,150  Dana Petroleum plc *             131,619
       35,175  FirstGroup plc                   232,641
       28,562  Hiscox, Ltd.                     112,448
       32,278  Michael Page International
               plc                              104,331
        5,687  Signet Jewelers, Ltd.             55,649
       10,752  United Business Media, Ltd.       69,636
       60,396  Vodafone Group plc               116,333
        6,744  Xstrata plc                      114,735
                                          --------------
                                              1,271,858
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED STATES - 44.03%
        3,371  Abbott Laboratories        $     185,911
        2,803  Activision Blizzard, Inc. *       34,925
        5,572  Adobe Systems, Inc. *            148,438
       10,182  American Tower Corp. Class A *   328,980
        6,654  Anheuser-Busch Cos, Inc.         412,748
        4,283  AON Corp.                        181,171
        1,355  Apple, Inc. *                    145,784
        2,722  Assurant, Inc.                    69,357
        7,830  Bank of America Corp.            189,251
        7,500  Bristol-Myers Squibb Co.         154,125
        1,815  Burlington Northern Santa Fe
               Corp.                            161,644
       13,379  Cenveo, Inc. *                    64,621
        2,034  Citrix Systems, Inc. *            52,416
        6,938  Coach, Inc. *                    142,923
       10,120  Corrections Corporation of
               America *                        193,393
        5,800  CVS Caremark Corp.               177,770
       16,366  El Paso Corp.                    158,750
        3,548  Freeport-McMoRan Copper &
               Gold, Inc.                       103,247
        5,300  Genentech, Inc. *                439,582
        5,475  General Cable Corp. *             93,513
        1,413  Hewlett-Packard Co.               54,090
        3,011  Intel Corp.                       48,176
          546  International Business
               Machines Corp.                    50,762
        5,750  Lazard, Ltd., Class A            173,478
        5,600  Marathon Oil Corp.               162,960
        6,081  Marvell Technology Group,
               Ltd. *                            42,324
        2,528  Oracle Corp. *                    46,237
        5,548  Owens-Illinois, Inc. *           126,938
        3,112  PepsiCo, Inc.                    177,415
        5,494  Puget Energy, Inc.               128,724
        8,007  Republic Services, Inc.          189,766
        5,590  Rohm and Haas Co.                393,256
        5,400  Southern Co.                     185,436
        5,345  The Brink's Co.                  259,179
        7,367  The Williams Companies, Inc.     154,486
        6,557  Thermo Fisher Scientific,
               Inc. *                           266,214
                                          --------------
                                              5,897,990
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2008 (CONTINUED)

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $16,576,385)         $  12,017,646
                                          --------------

SHORT TERM INVESTMENT - 9.89%
    1,324,613  Fidelity Institutional
               Treasury Portfolio             1,324,613
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $1,324,613)              1,324,613
                                          --------------

TOTAL INVESTMENTS - 99.61%
               (Cost $17,900,998)            13,342,259
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.39%         51,975
                                          --------------
TOTAL NET ASSETS - 100.00%                $  13,394,234
                                          --------------

        *  Non income producing security

      GDR  Global Depositary Receipt


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

HENDERSON GLOBAL OPPORTUNITIES FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS                   % OF NET
A PERCENTAGE OF NET ASSETS:                  ASSETS
----------------------------------------------------
Pharmaceuticals                               5.61%
Brewers                                       4.73
Wireless Telecommunication Service            4.72
Security & Alarm Service                      3.38
Biotechnology                                 3.28
Multi-Utilities                               3.01
Specialty Chemicals                           2.94
Application Software                          2.76
Multi-line Insurance                          2.67
Life Sciences Tools & Services                2.53
Oil & Gas Storage & Transportation            2.34
Air Freight & Logistics                       2.33
Computer Hardware                             2.31
Construction Materials                        2.28
Diversified Banks                             2.14
Integrated Telecommunication Services         2.10
Investment Banking & Brokerage                1.96
Specialized Finance                           1.96
Trucking                                      1.74
Diversified Metal & Mining                    1.63
Electronic Components                         1.57
Oil & Gas Drilling                            1.55
Integrated Oil & Gas                          1.52
Oil & Gas Explor & Production                 1.48
Environment & Facilities Services             1.42
Other Diversified Financial Services          1.41
Electric Utilities                            1.38
Insurance Brokers                             1.35
Drug Retail                                   1.33
Soft Drinks                                   1.32
Diversified Real Estate                       1.25
Railroads                                     1.21
Home Entertainment Software                   1.20
Packaged Foods & Meats                        1.09
Apparel, Accessories & Luxury Goods           1.07
Industrial Conglomerates                      0.99
Agricultural Products                         0.97
Metal & Glass Containers                      0.95
Homebuilding                                  0.87
Regional Banks                                0.87
Property & Casualty Insurance                 0.84
Human Resource & Employment Services          0.78
Systems Software                              0.75
Electric Component & Equipment                0.70
Diversified Capital Markets                   0.68
Semiconductors                                0.68
Diversified Support Services                  0.63
Semiconductor Equipment                       0.55
Publishing                                    0.52
Hotels, Resorts & Cruise                      0.50
Commercial Printing                           0.48
Trading Company & Distribution                0.43
Specialty Stores                              0.42
Real Estate Development                       0.29
Construction & Engineer                       0.25
                                           -----------
Long Term Investments                        89.72
Short Term Investment                         9.89
                                           -----------
Total Investments                            99.61
Net Other Assets and Liabilities              0.39
                                           -----------
                                            100.00%
                                           ===========


                       See Notes to Financial Statements.

HENDERSON GLOBAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $4,558,739 of which $174,906 related to appreciated investment securities and $4,733,645 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                               INVESTMENTS IN           OTHER FINANCIAL
                                   SECURITIES               INSTRUMENTS
       VALUATION INPUTS
       Level 1 -Quoted Prices    $  7,336,445                        --
       Level 2 -Other Significant
       Observable Inputs            6,005,814                  $126,767
       Level 3 -Significant
       Unobservable Inputs                 --                        --
       ----------------------------------------------------------------
       TOTAL                     $ 13,342,259                  $126,767
       ================================================================

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                             Unrealized
                                                                          appreciation/
                             Value date   Local amount     Current value   depreciation
                             ----------------------------------------------------------
       British Pound (sell)   1/12/2009   350,000          $   561,203      $   52,872
       Euro Currency (sell)  11/17/2008   337,368              429,776          70,224
       Euro Currency (sell)   1/12/2009   380,000              483,509           3,671
                                                                            ----------
                                                                            $  126,767
                                                                            ==========


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2008


                                                 VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------

COMMON STOCKS - 88.73%
               CHINA - 6.04%
       39,708  Focus Media Holding,
               Ltd., ADR *                $     735,789
       84,829  NetEase.com, Inc., ADR *       1,908,652
       70,474  Shanda Interactive
               Entertainment, Ltd., ADR *     1,948,606
      256,237  Tencent Holdings, Ltd.         1,850,464
                                          --------------
                                              6,443,511
                                          --------------
               FINLAND - 1.41%
       98,257  Nokia Oyj                      1,498,718
                                          --------------
               FRANCE - 3.23%
       54,968  Cap Gemini S.A.                1,769,986
       31,800  UbiSoft Entertainment
               S.A. *                         1,680,584
                                          --------------
                                              3,450,570
                                          --------------
               GERMANY - 3.21%
       96,165  SAP AG                         3,419,071
                                          --------------
               ISRAEL - 1.82%
       96,276  Check Point Software
               Technologies, Ltd. *           1,946,701
                                          --------------
               JAPAN - 1.71%
        5,800  Nintendo Co., Ltd.             1,829,303
                                          --------------
               KOREA - 1.69%
      103,048  Gmarket, Inc., ADR *           1,799,218
                                          --------------
               SINGAPORE - 1.85%
      135,874  Verigy, Ltd. *                 1,970,173
                                          --------------
               SWEDEN - 1.50%
      227,434  Telefonaktiebolaget LM
               Ericsson, B Shares             1,603,805
                                          --------------
               TAIWAN - 1.22%
      453,722  Powertech Technology,
               Inc., GDR                      1,303,740
                                          --------------
               UNITED KINGDOM - 8.37%
    1,169,135  ARM Holdings plc               1,821,684
      335,597  Autonomy Corp., plc *          5,291,288
      942,725  Vodafone Group plc             1,815,844
                                          --------------
                                              8,928,816
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED STATES - 56.68%
      285,646  Activision Blizzard,
               Inc. *                     $   3,559,149
      129,170  Adobe Systems, Inc. *          3,441,089
      110,655  Altera Corp.                   1,919,864
       35,706  Apple, Inc. *                  3,841,609
       52,296  Automatic Data
               Processing, Inc.               1,827,745
      115,118  Cisco Systems, Inc. *          2,045,647
       82,841  Citrix Systems, Inc. *         2,134,813
       94,162  ComScore, Inc. *               1,148,776
       10,897  First Solar, Inc. *            1,565,899
       89,075  Hewlett-Packard Co.            3,409,791
      235,264  Intel Corp.                    3,764,224
       59,105  International Business
               Machines Corp.                 5,494,992
      251,275  Marvell Technology Group,
               Ltd. *                         1,748,874
      122,147  McAfee, Inc. *                 3,975,885
      247,631  Microsoft Corp.                5,529,600
      338,457  ON Semiconductor Corp. *       1,729,515
      210,077  Oracle Corp. *                 3,842,308
       53,090  QUALCOMM, Inc.                 2,031,223
       34,892  Sohu.com, Inc. *               1,916,967
      133,776  Starent Networks Corp. *       1,333,747
      144,174  Tekelec *                      1,829,568
      139,521  VistaPrint, Ltd. *             2,381,623
                                          --------------
                                             60,472,908
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $120,853,225)           94,666,534
                                          --------------

SHORT TERM INVESTMENT - 8.51%
    9,072,942  Fidelity Institutional
               Treasury Portfolio             9,072,942
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $9,072,942)              9,072,942
                                          --------------
TOTAL INVESTMENTS - 97.24%
               (Cost $129,926,167)           103,739,476
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 2.76%      2,948,218
                                          --------------
TOTAL NET ASSETS - 100.00%                $ 106,687,694
                                          --------------

        *  Non income producing security

      ADR  American Depositary Receipt

      GDR  Global Depositary Receipt

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2008 (CONTINUED)


OTHER INFORMATION:


INDUSTRY CONCENTRATION AS          % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
-----------------------------------------------
Systems Software                      14.33%
Application Software                  13.39
Computer Hardware                     11.95
Semiconductors                        11.52
Internet Software & Services          10.32
Communications Equipment               9.69
Home Entertainment Software            8.45
Semiconductor Equipment                1.85
Data Processing & Outsourced Services  1.71
Wireless Telecommunication Services    1.70
IT Consulting & Other Services         1.66
Electric Component & Equipment         1.47
Advertising                            0.69
                                 --------------
Long Term Investments                 88.73
Short Term Investment                  8.51
                                 --------------
Total Investments                     97.24
Net Other Assets and Liabilities       2.76
                                 --------------
                                     100.00%
                                 ==============


                       See Notes to Financial Statements.

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Technology Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $26,186,691 of which $818,367 related to appreciated investment securities and $27,005,058 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                INVESTMENTS IN
                                    SECURITIES
       VALUATION INPUTS
       Level 1 -Quoted Prices     $ 79,854,990
       Level 2 -Other Significant
       Observable Inputs            23,884,486
       Level 3 -Significant
       Unobservable Inputs                  --
       ---------------------------------------
       TOTAL                      $103,739,476
       =======================================

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------

COMMON STOCKS - 99.90%
               AUSTRALIA - 1.22%
        3,532  Ceramic Fuel Cells, Ltd. * $         277
          168  CSL, Ltd.                          4,095
        1,531  Plantic Technologies,
               Ltd. *                               210
                                          --------------
                                                  4,582
                                          --------------
               AUSTRIA - 0.99%
           78  Oesterreichische
               Elektrizitaetswirtschafts
               AG, Class A                        3,700
                                          --------------
               BELGIUM - 1.06%
          222  Umicore                            3,978
                                          --------------
               CANADA - 1.06%
          666  Canadian Hydro
               Developers, Inc. *                 1,818
          134  Stantec, Inc. *                    2,151
                                          --------------
                                                  3,969
                                          --------------
               CHINA - 1.86%
           54  China Medical
               Technologies, Inc., ADR            1,316
        8,727  China South Locomotive &
               Rolling Stock Corp.,
               Ltd., Class H *                    3,123
          529  JA Solar Holdings Co.,
               Ltd. ADR *                         2,539
                                          --------------
                                                  6,978
                                          --------------
               DENMARK - 0.93%
           85  Vestas Wind Systems A/S *          3,499
                                          --------------
               FRANCE - 4.00%
           79  Nexans S.A.                        4,512
           82  Orpea *                            2,659
           66  Schneider Electric S.A.            3,970
          158  Veolia Environnement               3,879
                                          --------------
                                                 15,020
                                          --------------
               GERMANY - 4.13%
           99  Envitec Biogas AG *                1,885
          160  Gerresheimer AG                    5,533
           55  Pfeiffer Vacuum Technology
               AG                                 3,336
          188  Solarworld AG                      4,758
                                          --------------
                                                 15,512
                                          --------------
               HONG KONG - 0.33%
       14,529  China Everbright
               International, Ltd.                1,234
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               IRELAND - 0.49%
          322  Kingspan Group plc         $       1,857
                                          --------------
               ITALY - 1.65%
        1,814  Hera SpA                           4,001
          578  Landi Renzo SpA                    2,187
                                          --------------
                                                  6,188
                                          --------------
               JAPAN - 7.70%
          200  Benesse Corp.                      8,418
          200  Horiba, Ltd.                       3,020
          200  HOYA Corp.                         3,707
          100  Secom Co., Ltd.                    3,871
          200  Shimano, Inc.                      5,832
          300  Torishima Pump
               Manufacturing Co., Ltd.            4,067
                                          --------------
                                                 28,915
                                          --------------
               KOREA - 0.26%
          100  Woongjin Thinkbig Co.,
               Ltd.                                 967
                                          --------------
               NETHERLANDS - 4.15%
          453  Arcadis N.V.                       5,362
          203  Koninklijke (Royal)
               Philips Electronics N.V.           3,748
          453  Qiagen N.V. *                      6,460
                                          --------------
                                                 15,570
                                          --------------
               SINGAPORE - 1.94%
        5,000  ComfortDelgro Corp., Ltd.          4,085
        3,000  Parkway Holdings, Ltd.             3,214
                                          --------------
                                                  7,299
                                          --------------
               SPAIN - 0.70%
          861  Iberdrola Renovables S.A.
               *                                  2,621
                                          --------------
               SWEDEN - 0.61%
          162  Getinge AB, B Shares               2,275
                                          --------------
               SWITZERLAND - 2.09%
           31  Alcon, Inc.                        2,732
           49  Geberit AG                         5,095
                                          --------------
                                                  7,827
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED KINGDOM - 9.41%
          197  Berkeley Group
               Holdings plc               $       2,373
        1,201  Eaga plc                           2,286
          593  FirstGroup plc                     3,922
          935  Informa plc                        3,167
          436  Intertek Group plc                 5,159
        2,566  Phytopharm plc *                     455
          840  Plant Health Care plc *            2,996
          461  Reed Elsevier plc                  4,049
        4,067  Sirius Real Estate, Ltd.           1,562
        1,167  Southern Cross Healthcare,
               Ltd.                               1,787
          390  Spectris plc                       3,143
          344  Synergy Health plc                 2,081
        1,397  Trading Emissions plc *            2,316
                                          --------------
                                                 35,296
                                          --------------

                                                 VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED STATES - 55.32%
          172  Acuity Brands, Inc.        $       6,013
          275  Agilent Technologies,
               Inc. *                             6,102
          111  American Ecology Corp.             1,947
          118  Apollo Group, Inc.,
               Class A *                          8,202
           23  Apple, Inc. *                      2,475
          224  Blackbaud, Inc.                    3,405
           56  C.R. Bard, Inc.                    4,942
          128  Chemed Corp.                       5,605
          217  Clarcor, Inc.                      7,680
          142  Community Health Systems,
               Inc. *                             2,911
          139  Danaher Corp.                      8,234
           89  DaVita, Inc. *                     5,051
          216  Emerson Electric Co.               7,070
          188  Energy Recovery, Inc. *            1,090
          554  Gentex Corp.                       5,313
          177  Henry Schein, Inc. *               8,285
          158  HMS Holdings Corp. *               3,914
          179  IDEX Corp.                         4,149
          147  Iron Mountain, Inc. *              3,569
           82  Itron, Inc. *                      3,975
          337  Johnson Controls, Inc.             5,975
          100  Lindsay Corp.                      4,758
          159  Medtronic, Inc.                    6,413
          141  Millipore Corp. *                  7,317
          422  Nalco Holding Co.                  5,959
          115  Ocean Power Technologies,
               Inc. *                               603
          181  Pediatrix Medical Group,
               Inc. *                             6,996
          256  Polycom, Inc. *                    5,379
        3,066  Polyfuel, Inc. *                     296
           81  Praxair, Inc.                      5,277
          253  Psychiatric Solutions,
               Inc. *                             8,422
          269  Quanta Services, Inc. *            5,315
          179  Quest Diagnostics, Inc.            8,377
          145  ResMed, Inc. *                     4,968
          164  Roper Industries, Inc.             7,437
          115  Stericycle, Inc. *                 6,719
          168  Thermo Fisher Scientific,
               Inc. *                             6,821
          101  Union Pacific Corp.                6,744
           84  Zimmer Holdings, Inc. *            3,900
                                          --------------
                                                207,608
                                          --------------

               TOTAL COMMON STOCK
               (Cost $531,929)                  374,895
                                          --------------

PREFERRED STOCK - 1.84%
               GERMANY - 1.84%
          108  Fresenius SE                       6,912
                                          --------------

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------

               TOTAL PREFERRED STOCK
               (Cost $8,514)              $       6,912
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $540,443)                  381,807
                                          --------------

SHORT TERM INVESTMENT - 9.40%
       35,253  Fidelity Institutional
               Treasury Portfolio                35,253
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $35,253)                    35,253
                                          --------------

TOTAL INVESTMENTS - 111.14%
               (Cost $575,696)                   417,060
                                          --------------
NET OTHER ASSETS AND LIABILITIES - (11.14)%      (41,803)
                                          --------------

TOTAL NET ASSETS - 100.00%                $      375,257
                                          --------------

        *  Non income producing security

      ADR  American Depositary Receipt


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON INDUSTRIES OF THE FUTURE FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS               % OF NET
A PERCENTAGE OF NET ASSETS:               ASSETS
----------------------------------------------------
Electric Component & Equipment              9.75%
Health Care Services                        8.53
Health Care Equipment                       8.19
Industrial Machinery                        7.61
Life Sciences Tools & Services              6.96
Health Care Facilities                      5.06
Education Services                          4.43
Electronic Equipment & Instruments          4.33
Auto Parts & Equipment                      3.59
Construction & Engineering                  2.84
Specialty Chemicals                         2.65
Environment & Facilities Services           2.64
Health Care Distributors                    2.21
Publishing                                  2.18
Multi-Utilities                             2.18
Trucking                                    2.13
Construction & Farm Machinery & Trucking    2.10
Research & Consulting Services              1.95
Building Products                           1.85
Railroads                                   1.80
Leisure Products                            1.55
Communications Equipment                    1.43
Industrial Gases                            1.41
Homebuilding                                1.24
Industrial Power Production & Energy Trade  1.18
Heavy Electrical Equipment                  1.09
Biotechnology                               1.09
Security & Alarm Service                    1.03
Industrial Conglomerates                    1.00
Electronic Components                       0.99
Electric Utilities                          0.98
Diversified Support Services                0.95
Application Software                        0.91
Fertilizer & Agriculture Chemicals          0.80
Health Care Supplies                        0.73
Computer Hardware                           0.66
Specialized Finance                         0.62
Coal & Consumable Fuels                     0.50
Real Estate Operating Companies             0.42
Pharmaceuticals                             0.12
Commodity Chemicals                         0.06
                                      --------------
Long Term Investments                     101.74
Short Term Investment                       9.40
                                      --------------
Total Investments                         111.14
Net Other Assets and Liabilities          (11.14)
                                      --------------
                                          100.00%
                                      ==============


                       See Notes to Financial Statements.

HENDERSON INDUSTRIES OF THE FUTURE FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Industries of the Future Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $158,636 of which $906 related to appreciated investment securities and $159,542 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 29, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                    INVESTMENTS
       VALUATION INPUTS           IN SECURITIES
       Level 1 -Quoted Prices         $ 258,978
       Level 2 -Other Significant
       Observable Inputs                158,082
       Level 3 -Significant
       Unobservable Inputs                    -
       ----------------------------------------
       TOTAL                          $ 417,060
       ========================================

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2008

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------

COMMON STOCKS - 87.16%
               AUSTRALIA - 0.29%
      375,000  BHP Billiton, Ltd.         $   7,204,838
                                          --------------
               CHINA - 4.20%
   50,000,000  Bank of China, Ltd.,
               Class H                       14,854,736
   77,647,000  China CITIC Bank, Class H     23,510,769
   10,000,000  China Coal Energy Co.,
               Class H                        5,890,347
   30,985,000  China Communications
               Construction Co., Ltd.,
               Class H                       21,644,898
   14,448,000  China Shipping Development
               Co., Ltd.                     14,409,017
   21,000,000  PetroChina Co., Ltd.,
               Class H                       16,365,880
  125,809,000  SRE Group, Ltd.                6,254,712
                                          --------------
                                            102,930,359
                                          --------------
               DENMARK - 2.16%
        9,150  A P Moller - Maersk A/S       52,994,768
                                          --------------
               FINLAND - 2.04%
    2,504,275  Sampo Oyj, A Shares           50,015,423
                                          --------------
               FRANCE - 15.74%
    1,588,388  Essilor International
               S.A.                          71,317,437
    3,460,000  France Telecom S.A.           87,311,777
    3,838,351  Rhodia S.A.                   32,948,023
      604,929  Schneider Electric S.A.       36,388,858
    1,471,196  Sodexho Alliance S.A.         70,497,855
    3,320,000  Vivendi Universal S.A.        86,837,640
                                          --------------
                                            385,301,590
                                          --------------
               GERMANY - 3.75%
    1,023,089  Commerzbank AG                10,956,958
      913,000  Deutsche Boerse AG            72,902,451
      224,887  SAP AG                         7,995,680
                                          --------------
                                             91,855,089
                                          --------------
               GREECE - 0.63%
      691,600  National Bank of Greece
               S.A.                          15,404,787
                                          --------------
               HONG KONG - 4.54%
    9,437,000  Beijing Enterprises
               Holdings, Ltd.                36,763,916
    6,060,000  China Mobile, Ltd.            53,171,490
        7,399  HKC Holdings, Ltd.                    16
   24,565,000  Neo-China Group (Holdings),
               Ltd. (a)                              --
   24,622,000  Sino Land Co., Ltd.           21,113,260
                                          --------------
                                            111,048,682
                                          --------------
               IRELAND - 2.20%
    2,440,000  CRH plc                       53,796,575
                                          --------------


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               ISRAEL - 0.40%
      489,840  Check Point Software
               Technologies, Ltd. *       $   9,904,565
                                          --------------
               ITALY - 2.41%
    3,136,564  Saipem SpA                    59,072,608
                                          --------------
               JAPAN - 19.49%
    7,247,000  Daiwa Securities Group,
               Inc.                          40,252,401
    1,268,000  Disco Corp.                   30,860,022
   24,061,000  Hokuhoku Financial Group,
               Inc.                          47,304,649
    1,733,000  HOYA Corp.                    32,123,497
    7,112,600  Leopalace21 Corp.             54,214,841
    3,725,200  NSD Co., Ltd.                 27,562,780
       30,142  NTT DoCoMo, Inc.              47,822,013
    9,768,000  Sekisui Chemical Co.,
               Ltd.                          56,723,688
       11,514  Sumitomo Mitsui Financial
               Group, Inc.                   46,745,585
    1,516,700  TDK Corp.                     50,671,093
    3,905,000  Yamato Holdings Co., Ltd.     42,948,781
                                          --------------
                                            477,229,350
                                          --------------
               NETHERLANDS - 2.89%
    1,700,000  Akzo Nobel N.V.               70,738,097
                                          --------------
               RUSSIA - 3.56%
    4,324,335  OAO Gazprom, ADR              87,265,041
                                          --------------
               SINGAPORE - 1.42%
    4,529,000  DBS Group Holdings, Ltd.      34,672,079
                                          --------------
               SPAIN - 2.61%
    1,890,344  Industria de Diseno
               Textil S.A.                   63,861,901
                                          --------------
               SWITZERLAND - 5.77%
    4,175,330  ABB, Ltd.                     55,207,465
      930,000  Compagnie Financiere
               Richemont S.A.                19,773,992
    1,089,851  Kuehne & Nagel
               International AG              66,289,632
                                          --------------
                                            141,271,089
                                          --------------
               TURKEY - 1.38%
   12,200,000  Turkiye Halk Bankasi A.S.     33,780,188
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2008 (CONTINUED)

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               UNITED KINGDOM - 8.57%
      888,229  Autonomy Corp., plc *      $   14,004,522
      568,548  British American Tobacco
               plc                            15,613,811
    1,448,905  Cairn Energy plc *             37,451,357
    6,951,491  Capita Group plc               71,579,899
   14,104,801  Debenhams plc                   8,681,854
    8,000,000  Hochschild Mining plc          17,222,488
    2,655,786  Xstrata plc                    45,182,807
                                          --------------
                                             209,736,738
                                          --------------
               UNITED STATES - 3.11%
      522,280  Activision Blizzard,
               Inc. *                          6,507,609
      574,155  Citrix Systems, Inc. *         14,795,974
      349,678  Hewlett-Packard Co.            13,385,674
      776,172  Intel Corp.                    12,418,752
      147,259  International Business
               Machines Corp.                 13,690,669
    1,426,260  Marvell Technology Group,
               Ltd. *                          9,926,770
      290,153  Oracle Corp. *                  5,306,898
                                          --------------
                                              76,032,346
                                          --------------

               TOTAL COMMON STOCK
               (Cost $3,405,533,307)       2,134,116,113
                                          --------------

PREFERRED STOCK - 3.36%
               GERMANY - 3.36%
    1,286,154  Fresenius AG                   82,307,669
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $75,489,674)             82,307,669
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $3,481,022,981)       2,216,423,782
                                          --------------

SHORT TERM INVESTMENT - 8.34%
  204,147,829  Fidelity Institutional
               Treasury Portfolio            204,147,829
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $204,147,829)           204,147,829
                                          --------------


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
TOTAL INVESTMENTS - 98.86%
               (Cost $3,685,170,810)      $2,420,571,611
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 1.14%      28,006,913
                                          --------------
TOTAL NET ASSETS - 100.00%                $2,448,578,524
                                          --------------

        *  Non income producing security

      (a) Fair valued at October 31, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.

      ADR  American Depositary Receipt


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                 PORTFOLIO OF INVESTMENTS
                                                       (UNAUDITED)

HENDERSON INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS            % OF NET
A PERCENTAGE OF NET ASSETS:            ASSETS
-------------------------------------------------
Diversified Banks                        7.35%
Marine                                   5.46
Integrated Oil & Gas                     4.23
Wireless Telecommunication Services      4.12
Integrated Telecommunication Services    3.57
Movies & Entertainment                   3.55
Electronic Components                    3.38
Health Care Equipment                    3.36
Specialized Finance                      2.98
Human Resources & Employment Services    2.92
Health Care Supplies                     2.91
Diversified Chemicals                    2.89
Restaurants                              2.88
Application Software                     2.63
Apparel Retail                           2.61
Oil & Gas Equipment & Services           2.41
Homebuilding                             2.32
Heavy Electrical Equipment               2.25
Diversified Real Estate                  2.22
Construction Materials                   2.20
Diversified Metal & Mining               2.14
Multi-line Insurance                     2.04
Regional Banks                           1.93
Air Freight & Logistics                  1.75
Investment Banking & Brokerage           1.64
Oil & Gas Equipment & Services           1.53
Industrial Conglomerates                 1.50
Electric Component & Equip               1.49
Specialty Chemicals                      1.35
Semiconductor Equipment                  1.26
Real Estate Development                  1.12
Computer Hardware                        1.11
Semiconductors                           0.91
Construction & Engineer                  0.88
Apparel, Accessories & Luxury Goods      0.81
Precious Metal & Mineral                 0.70
Tobacco                                  0.64
Systems Software                         0.62
Department Stores                        0.35
Home Entertainment Software              0.27
Coal & Consumable Fuels                  0.24
                                    -------------
Long Term Investments                   90.52
Short Term Investment                    8.34
                                    -------------
Total Investments                       98.86
Net Other Assets and Liabilities         1.14
                                    -------------
                                       100.00%
                                    =============


                       See Notes to Financial Statements.

HENDERSON INTERNATIONAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $1,264,599,199 of which $28,909,461 related to appreciated investment securities and $1,293,508,660 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                        INVESTMENTS IN       OTHER FINANCIAL
                                            SECURITIES           INSTRUMENTS
       VALUATION INPUTS
       Level 1 -Quoted Prices           $  290,084,740                    --
       Level 2 -Other Significant
       Observable Inputs                 2,130,486,871           $22,337,111
       Level 3 -Significant
       Unobservable Inputs                          --                    --
       ---------------------------------------------------------------------
       TOTAL                            $2,420,571,611           $22,337,111
       =====================================================================

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                       INVESTMENTS IN
                                                           SECURITIES

       Balance as of 7-31-08                               $4,006,737
       Accrued discounts/premiums                                  --
       Realized gain (loss)                                        --
       Change in unrealized appreciation/depreciation      (4,006,737)
       Net purchases (sales)                                       --
       Net transfers in and/or out of Level 3                      --
                                                      ---------------
       Balance, as of 10/31/08                                     --
       Net change in unrealized
       appreciation/depreciation from
       investments still held as of 10/31/08             $(12,023,028)

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                             Unrealized
                                                                          appreciation/
                             Value date   Local amount     Current value   depreciation
                             ----------------------------------------------------------
       British Pound (sell)   1/12/2009    45,301,823      $ 72,638,589   $  6,843,460
       Euro Currency (sell)  11/17/2008    67,473,652        85,955,201     14,044,798
       Euro Currency (sell)   1/12/2009   150,000,000       190,858,647      1,448,853
                                                                          -------------
                                                                          $ 22,337,111
                                                                          =============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2008


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
COMMON STOCKS - 96.20%
               HONG KONG - 0.87%
       15,500  China Mobile, Ltd.         $     136,000
      195,000  Sino Land Co., Ltd.              167,211
                                          --------------
                                                303,211
                                          --------------
               JAPAN - 94.84%
       59,900  Aeon Co., Ltd.                   571,585
       86,000  Daiwa House Industry Co.,
               Ltd.                             758,391
      165,000  Daiwa Securities Group,
               Inc.                             916,468
       44,600  Disco Corp.                    1,085,455
      496,000  Furukawa-Sky Aluminum
               Corp.                            985,440
      109,790  Hitachi Systems &
               Services, Ltd.                 1,270,822
      653,000  Hokuhoku Financial Group,
               Inc.                           1,283,818
       60,000  HOYA Corp.                     1,112,181
       45,700  IT Holdings Corp. *              501,494
      183,000  J Front Retailing Co.,
               Ltd.                             826,769
      578,000  Japan Asia Investment
               Co., Ltd.                        456,939
      113,600  Kanto Tsukuba Bank, Ltd.         507,532
      207,800  Leopalace21 Corp.              1,583,928
      174,500  Mitsubishi UFJ Financial
               Group, Inc.                    1,074,569
          319  Nippon Paper Group, Inc.         852,615
      416,000  Nishi-Nippon City Bank,
               Ltd.                             899,809
       72,400  NS Solutions Corp.               884,504
       73,400  NSD Co., Ltd.                    543,087
        1,186  NTT DoCoMo, Inc.               1,881,657
      138,000  Otsuka Kagu, Ltd.                917,080
      102,400  Resorttrust, Inc.              1,004,675
      237,000  Sekisui Chemical Co.,
               Ltd.                           1,376,281
      152,400  Shinko Electric
               Industries Co., Ltd.             978,678
          407  Sumitomo Mitsui Financial
               Group, Inc.                    1,652,376
       25,050  T&D Holdings, Inc.               963,794
       21,600  Takeda Pharmaceutical
               Co., Ltd.                      1,088,589
       46,500  TDK Corp.                      1,553,508
       25,290  Token Corp.                      610,105
      732,000  Ube Industries, Ltd.           1,516,876
          115  West Japan Railway Co.           509,254
       83,700  Xebio Co., Ltd.                1,406,205
      112,000  Yamato Holdings Co., Ltd.      1,231,822
                                          --------------
                                             32,806,306
                                          --------------
               SINGAPORE - 0.49%
       22,000  DBS Group Holdings, Ltd.         168,423
                                          --------------


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               TOTAL LONG TERM
               INVESTMENTS
               (Cost $53,775,475)         $  33,277,940
                                          --------------

SHORT TERM INVESTMENT - 0.88%
      302,921  Fidelity Institutional
               Treasury Portfolio               302,921
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $302,921)                  302,921
                                          --------------
TOTAL INVESTMENTS - 97.08%
               (Cost $54,078,396)             33,580,861
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 2.92%      1,010,029
                                          --------------
TOTAL NET ASSETS - 100.00%                $  34,590,890
                                          --------------

        *  Non income producing security


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS          % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
-----------------------------------------------
Diversified Banks                      8.37%
Regional Banks                         7.78
Electronic Components                  7.71
IT Consulting & Other Services         7.68
Diversified Real Estate                6.77
Wireless Telecommunication Services    5.83
Homebuilding                           5.74
Diversified Chemicals                  4.39
Specialty Stores                       4.07
Air Freight & Logistics                3.56
Pharmaceuticals                        3.15
Semiconductor Equipment                3.14
Hotels, Resorts & Cruise               2.90
Aluminum                               2.85
Semiconductors                         2.83
Life & Health Insurance                2.79
Home Furnishing Retail                 2.65
Investment Banking & Brokerage         2.65
Paper Products                         2.46
Department Stores                      2.39
Hypermarkets & Super Centers           1.65
Application Software                   1.57
Railroads                              1.47
Asset Management & Custody Banks       1.32
Real Estate Development                0.48
                                 --------------
Long Term Investments                 96.20
Short Term Investment                  0.88
                                 --------------
Total Investments                     97.08
Net Other Assets and Liabilities       2.92
                                 --------------
                                     100.00%
                                 ==============


                       See Notes to Financial Statements.

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $20,497,535 of which $249,317 related to appreciated investment securities and $20,746,852 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                               INVESTMENTS IN
                                   SECURITIES
       VALUATION INPUTS
       Level 1 -Quoted Prices     $   302,922
       Level 2 -Other Significant
       Observable Inputs           33,277,939
       Level 3 -Significant
       Unobservable Inputs                 --
       --------------------------------------
       TOTAL                      $33,580,861
       ======================================

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
OCTOBER 31, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
COMMON STOCKS - 99.73%
               BEVERAGES - 8.79%
        5,349  Anheuser-Busch Cos, Inc.   $     331,799
        3,993  PepsiCo, Inc.                    227,641
                                          --------------
                                                559,440
                                          --------------

               BIOTECHNOLOGY - 5.16%
        3,960  Genentech, Inc. *                328,443
                                          --------------

               CAPITAL MARKETS - 3.46%
        7,300  Lazard, Ltd, Class A             220,241
                                          --------------

               CHEMICALS - 4.84%
        4,384  Rohm & Haas Co.                  308,414
                                          --------------

               COMMERCIAL SERVICES &
               SUPPLIES - 11.12%
       12,250  Cenveo, Inc. *                    59,167
       15,642  Corrections Corporation
               of America *                     298,919
        6,246  Republic Services, Inc.          148,030
        4,155  The Brink's Co.                  201,476
                                          --------------
                                                707,592
                                          --------------

               COMPUTER & PERIPHERAL - 5.32%
        1,885  Apple, Inc. *                    202,807
        1,723  Hewlett-Packard Co.               65,957
          755  International Business
               Machines Corp.                    70,192
                                          --------------
                                                338,956
                                          --------------

               CONTAINERS & PACKAGING - 2.73%
        7,600  Owens-Illinois, Inc. *           173,888
                                          --------------

               DIVERSIFIED FINANCIAL
               SERVICES - 3.57%
        9,400  Bank of America Corp.            227,198
                                          --------------

               ELECTRIC UTILITIES - 4.42%
        8,200  Southern Co.                     281,588
                                          --------------

               ELECTRICAL EQUIPMENT - 2.06%
        7,692  General Cable Corp. *            131,379
                                          --------------

               FOOD & STAPLES RETAILING -
               3.37%
        7,000  CVS Caremark Corp.               214,550
                                          --------------
               INSURANCE - 4.55%
        4,975  AON Corp.                        210,442
        3,097  Assurant, Inc.                    78,912
                                          --------------
                                                289,354
                                          --------------


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                             --------------
               INTERNET SOFTWARE &
               SERVICES - 0.64%
        2,372  VistaPrint, Ltd. *         $      40,490
                                          --------------

               LIFE SCIENCES TOOLS &
               SERVICES - 3.19%
        5,000  Thermo Fisher Scientific,
               Inc. *                           203,000
                                          --------------

               METAL & MINING - 1.50%
        3,291  Freeport-McMoRan Copper &
               Gold, Inc.                        95,768
                                          --------------

               MULTI-UTILITIES - 1.78%
        4,842  Puget Energy, Inc.               113,448
                                          --------------

               OIL, GAS & CONSUMABLE FUELS - 8.36%
       14,687  El Paso Corp.                    142,464
        6,100  Marathon Oil Corp.               177,510
       10,110  The Williams Companies,
               Inc.                             212,007
                                          --------------
                                                531,981
                                          --------------

               PHARMACEUTICALS - 6.61%
        4,261  Abbott Laboratories              234,994
        9,036  Bristol-Myers Squibb Co.         185,690
                                          --------------
                                                420,684
                                          --------------

               ROAD & RAIL - 3.39%
        2,420  Burlington Northern Santa
               Fe Corp.                         215,525
                                          --------------

               SEMICONDUCTOR &
               SEMICONDUCTOR EQUIPMENT - 1.54%
        3,750  Intel Corp.                       60,000
        5,494  Marvell Technology Group,
               Ltd. *                            38,238
                                          --------------
                                                 98,238
                                          --------------

               SOFTWARE - 6.64%
        4,576  Activision Blizzard,
               Inc. *                            57,017
        6,643  Adobe Systems, Inc. *            176,970
        2,669  Check Point Software
               Technologies, Ltd. *              53,967
        2,650  Citrix Systems, Inc. *            68,290
        3,631  Oracle Corp. *                    66,411
                                          --------------
                                                422,655
                                          --------------

               TEXTILE, APPAREL & LUXURY
               GOODS - 2.54%
        7,858  Coach, Inc. *                    161,875
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

US FOCUS FUND
OCTOBER 31, 2008 (CONTINUED)


                                              VALUE
    SHARES                                   (NOTE 3)
  -----------                             --------------
               WIRELESS TELECOMMUNICATION
               SERVICES - 4.15%
        8,176  American Tower Corp.
               Class A *                  $     264,167
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $8,102,004)              6,348,874
                                          --------------

SHORT TERM INVESTMENTS - 0.87%
       55,239  Fidelity Institutional
               Treasury Portfolio                55,239
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $55,239)                    55,239
                                          --------------
TOTAL INVESTMENTS - 100.60%
               (Cost $8,157,243)               6,404,113
                                          --------------
NET OTHER ASSETS AND LIABILITIES - (0.60)%       (37,920)
                                          --------------
TOTAL NET ASSETS - 100.00%                $    6,366,193
                                          --------------

        *  Non income producing security


                       See Notes to Financial Statements.

HENDERSON US FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson U.S. Focus Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $1,753,130 of which $137,987 related to appreciated investment securities and $1,891,117 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                    INVESTMENTS IN
                                       SECURITIES
       VALUATION INPUTS
       Level 1 -Quoted Prices          $6,404,113
       Level 2 -Other Significant
       Observable Inputs                       --
       Level 3 -Significant
       Unobservable Inputs                     --
       ------------------------------------------
       TOTAL                           $6,404,113
       ==========================================

WORLDWIDE INCOME FUND
OCTOBER 31, 2008

                 FACE                                                                                      VALUE
                AMOUNT                                                    COUPON         MATURITY         (NOTE 3)
              ----------                                              -------------    ------------     ------------
CORPORATE BONDS - 84.13%

              BELGIUM - 1.66%
     USD      1,515,000  Petroplus Finance, Ltd. (a)                         7.000%        5/1/17       $   999,900
     EUR        600,000  WDAC Subsidiary Corp.                               8.500        12/1/14           307,804
                                                                                                        ------------
                                                                                                          1,307,704
                                                                                                        ------------

              CANADA - 2.05%
     EUR      2,000,000  Bombardier, Inc.                                    7.250       11/15/16         1,612,305
                                                                                                        ------------

              CROATIA - 0.62%
     EUR        550,000  Agrokor D.D.                                        7.000       11/23/11           488,949
                                                                                                        ------------

              DENMARK - 2.33%
     EUR      1,950,000  FS Funding AS                                       8.875        5/15/16         1,826,748
                                                                                                        ------------

              FINLAND - 1.00%
     EUR      1,000,000  M-real OYJ (b)                                      9.333       12/15/10           782,764
                                                                                                        ------------

              FRANCE - 6.81%
     USD        400,000  AXA S.A. (c)                                        7.100         2/7/09           266,000
     EUR      1,910,000  Belvedere S.A. (a) (d)                              8.106        5/15/13           791,177
     USD      3,000,000  Credit Agricole S.A. (a) (c)                        6.637        5/31/17         1,439,190
     EUR      1,120,000  Crown European Holdings S.A.                        6.250         9/1/11         1,206,233
     EUR      2,000,000  Rhodia S.A. (b)                                     8.068       10/15/13         1,644,169
                                                                                                        ------------
                                                                                                          5,346,769
                                                                                                        ------------

              GERMANY - 5.15%
     EUR      2,200,000  Cognis GmbH                                         9.500        5/15/14         1,640,345
     USD      1,100,000  Kabel Deutschland GmbH                             10.625         7/1/14           929,500
     EUR      1,400,000  Kabel Deutschland GmbH                             10.750         7/1/14         1,472,105
                                                                                                        ------------
                                                                                                          4,041,950
                                                                                                        ------------

              GREECE - 0.26%
     EUR        300,000  Hellas Telecommunications Luxembourg V (b)          8.818       10/15/12           200,741
                                                                                                        ------------

              IRELAND - 3.33%
     EUR      1,900,000  BCM Ireland Finance, Ltd. (a)                       9.965        8/15/16         1,368,229
     EUR        300,000  BCM Ireland Finance, Ltd. (a) (b)                   9.965        8/15/16           216,036
     USD      2,000,000  VIP Finance Ireland, Ltd. (a)                       9.125        4/30/18         1,034,684
                                                                                                        ------------
                                                                                                          2,618,949
                                                                                                        ------------

              ITALY - 4.51%
     EUR        300,000  Lighthouse International Co., S.A.                  8.000        4/30/14           189,271
     EUR      1,900,000  Lottomatica SpA (c)                                 8.250        3/31/16         1,416,662
     EUR      1,400,000  Wind Acquisition Finance S.A.                       9.750        12/1/15         1,356,120
     USD        750,000  Wind Acquisition Finance S.A. (a)                  10.750        12/1/15           581,250
                                                                                                        ------------
                                                                                                          3,543,303
                                                                                                        ------------

              LUXEMBOURG - 4.41%
     EUR      2,200,000  Cablecom Luxembourg SCA                             8.000        11/1/16         1,696,425
     GBP        400,000  Glencore Finance Europe S.A.                        6.500        2/27/19           317,154
     EUR      2,300,000  Hellas Telecommunications Luxembourg II (b)        11.318        1/15/15           850,125


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2008 (CONTINUED)

                 FACE                                                                                      VALUE
                AMOUNT                                                    COUPON         MATURITY         (NOTE 3)
              ----------                                              -------------    ------------     ------------
     USD      1,700,000  Nell AF Sarl (a)                                    8.3%5        8/15/15       $   603,500
                                                                                                        ------------
                                                                                                          3,467,204
                                                                                                        ------------

              NETHERLANDS - 8.48%
     USD      2,575,000  Allianz Finance II B.V. (c)                         7.250       12/10/08         1,859,150
     USD      2,000,000  Arran Corporate Loans B.V. Class E3 (b)             6.454        6/20/25         1,035,400
     USD        500,000  Impress Holdings B.V. (a) (b)                       7.878        9/15/13           327,500
     EUR      2,000,000  Impress Holdings B.V. (b)                           8.443        9/15/13         1,771,624
     USD      3,000,000  Lukoil International Finance B.V. (a)               6.356         6/7/17         1,665,000
                                                                                                        ------------
                                                                                                          6,658,674
                                                                                                        ------------

              NORWAY - 2.15%
     EUR        400,000  Nordic Telephone Company ApS                        8.250         5/1/16           316,088
     EUR      1,600,000  Nordic Telephone Company ApS (b)                   10.294         5/1/16         1,368,866
                                                                                                        ------------
                                                                                                          1,684,954
                                                                                                        ------------

              RUSSIA - 0.17%
     USD        300,000  VTB Capital S.A. (a)                                6.250        6/30/35           135,000
                                                                                                        ------------

              UKRAINE - 1.13%
     USD      2,300,000  City of Kiev                                        8.000        11/6/15           885,500
                                                                                                        ------------

              UNITED KINGDOM - 21.29%
     USD      3,800,000  Aberdeen Asset Management plc (c)                   7.900        5/29/12         1,824,000
     GBP        850,000  Allied Domecq Financial Services plc                6.625        6/12/14         1,193,236
     USD      3,250,000  Barclays Bank plc (a) (c)                           5.926       12/15/16         1,747,057
     USD      3,000,000  Catlin Insurance Co., Ltd. (a) (c)                  7.249        1/19/17           744,156
     EUR      1,000,000  Colt Telecom Group S.A.                             7.625       12/15/09         1,166,213
     USD      2,500,000  Ineos Group Holdings plc (a)                        8.500        2/15/16           937,500
     EUR        200,000  Investec Tier I UK LP plc (c)                       7.075        6/24/15           103,238
     USD      3,191,000  Lloyds TSB Group plc (a) (c)                        6.267       11/14/16         1,449,716
     USD      3,000,000  Old Mutual Capital Funding (c)                      8.000       12/22/08         1,680,000
     GBP        550,000  Pipe Holding plc                                    7.750        11/1/11           539,937
     USD      3,700,000  Royal Bank of Scotland Group plc (c)                7.640        9/29/17         1,772,518
     USD      4,000,000  Standard Chartered plc (c)                          6.409        1/30/17         1,900,000
     GBP      1,800,000  Virgin Media plc                                    9.750        4/15/14         1,665,677
                                                                                                        ------------
                                                                                                         16,723,248
                                                                                                        ------------

              UNITED STATES - 18.78%
     USD      3,000,000  AXA S.A. (a) (c)                                    6.463       12/14/18         1,649,130
     USD      1,900,000  BayernLB Capital Trust I (c)                        6.203        5/31/17           896,990
     EUR        900,000  Central European Distribution Corp.                 8.000        7/25/12           762,818
     GBP      1,400,000  Constellation Brands, Inc.                          8.500       11/15/09         2,208,028
                650,000  Fresenius Medical Care Capital Trust V
     EUR                 (Preferred)                                         7.375        6/15/11           787,034
     GBP      1,700,000  HCA, Inc.                                           8.750        11/1/10         2,475,984
     USD      1,550,000  Hertz Corp.                                         8.875         1/1/14         1,139,250
     USD      1,400,000  Hertz Corp.                                        10.500         1/1/16           871,500
     EUR        450,000  Huntsman International LLC                          7.500         1/1/15           421,557
     EUR      2,500,000  Lehman Brothers UK Capital Funding IV LP (e)        5.750        4/15/12                --
     EUR      1,700,000  Levi Strauss & Co.                                  8.625         4/1/13         1,170,036
     USD        500,000  Sungard Data Systems, Inc.                         10.250        8/15/15           352,500
     USD      1,500,000  Swiss Re Capital I LP (a) (c)                       6.854        5/25/16           822,632
     GBP        300,000  WMG Acquisition Corp.                               8.125        4/15/14           306,581


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2008 (CONTINUED)
                 FACE                                                                                      VALUE
                AMOUNT                                                    COUPON         MATURITY         (NOTE 3)
              ----------                                              -------------    ------------     ------------
     USD      1,200,000  Wynn Las Vegas LLC                                  6.6%5        12/1/14       $   891,000
                                                                                                        ------------
                                                                                                         14,755,040
                                                                                                        ------------
              TOTAL CORPORATE BONDS
              (Cost $121,008,238)                                                                        66,079,802
                                                                                                        ------------

FOREIGN SOVEREIGN BONDS - 1.68%

              DOMINICAN REPUBLIC - 1.02%
     USD      1,530,170  Dominican Republic                                  9.040        1/23/18           803,339
                                                                                                        ------------

              SRI LANKA - 0.66%
     USD      1,000,000  Republic of Sri Lanka (a)                           8.250       10/24/12           515,000
                                                                                                        ------------

              TOTAL FOREIGN SOVEREIGN BONDS
              (Cost $2,691,471)                                                                           1,318,339
                                                                                                        ------------

              TOTAL CORPORATE AND FOREIGN SOVEREIGN BONDS
              (Cost $123,699,709)                                                                        67,398,141
                                                                                                        ------------

                SHARES
             -------------
COMMON STOCKS - 3.47%

              CHINA - 0.12%
                  1,301  PetroChina Co., Ltd., ADR                                                           97,028
                                                                                                        ------------

              FRANCE - 0.21%
                  3,007  Total S.A.                                                                         165,159
                                                                                                        ------------

              GREECE - 0.12%
                  4,151  OPAP S.A.                                                                           90,953
                                                                                                        ------------

              HONG KONG - 0.30%
                 89,000  BOC Hong Kong (Holdings), Ltd.                                                      99,696
                370,000  PCCW, Ltd.                                                                         138,451
                                                                                                        ------------
                                                                                                            238,147
                                                                                                        ------------

              ITALY - 0.32%
                  5,300  Eni SpA                                                                            126,291
                 38,400  Terna - Rete Elettrica Nationale SpA                                               124,087
                                                                                                        ------------
                                                                                                            250,378
                                                                                                        ------------

              SINGAPORE - 0.10%
                 26,000  Keppel Corp., Ltd.                                                                  80,090
                                                                                                        ------------

              TAIWAN - 0.21%
                100,835  Chungwha Telecom Co., Ltd.                                                         166,118
                                                                                                        ------------

              UNITED KINGDOM - 0.68%
                 17,787  Aviva plc                                                                          106,660
                 25,670  BP plc                                                                             212,139


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
OCTOBER 31, 2008 (CONTINUED)
                                                                                                          VALUE
                SHARES                                                                                   (NOTE3)
               --------                                                                               -------------
                 45,501  BT Group plc
                                                                                                        $    85,766
                 69,000  Vodafone Group plc                                                                 132,905
                                                                                                        ------------
                                                                                                            537,470
                                                                                                        ------------

              UNITED STATES - 1.41%
                  5,300  Atmos Energy Corp.                                                                 128,631
                    500  Bank of America Corp.                                                              350,000
                  7,102  Bristol-Myers Squibb Co.                                                           145,946
                  2,601  H.J. Heinz Co.                                                                     113,976
                  4,375  Progress Energy, Inc.                                                              172,243
                  6,537  Verizon Communications, Inc.                                                       193,953
                                                                                                        ------------
                                                                                                          1,104,749
                                                                                                        ------------
              TOTAL COMMON STOCK
              (Cost $4,022,491)                                                                           2,730,092
                                                                                                        ------------

              TOTAL LONG TERM INVESTMENTS
              (Cost $127,722,200)                                                                        70,128,233
                                                                                                        ------------

SHORT TERM INVESTMENT - 7.68%
              6,037,323  Fidelity Institutional Treasury Portfolio                                        6,037,323
                                                                                                        ------------

              TOTAL SHORT TERM INVESTMENT
              (Cost $6,037,323)                                                                           6,037,323
                                                                                                        ------------

TOTAL INVESTMENTS - 96.96%
              (Cost $133,759,523)                                                                        76,165,556
                                                                                                        ------------

NET OTHER ASSETS AND LIABILITIES - 3.04%                                                                  2,385,485
                                                                                                        ------------

TOTAL NET ASSETS - 100.00%                                                                              $78,551,041
                                                                                                        ------------


*    Non income producing security

(a) 144A securities are those that are exempt from registration under the securities Act of 1933 as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers. At October 31, 2008 these securities had an aggregate value of $17,026,657, which represented 21.68% of net assets. Each of these securities have been deemed to be liquid by the Investment Adviser.

(b) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.

(c) Maturity date is perpetual. Maturity date presented represents the next call date.

(d)  In default

(e) Fair valued at October 31, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.

     ADR American Depositary Receipt


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

HENDERSON WORLDWIDE INCOME FUND
OCTOBER 31, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS            % OF NET
A PERCENTAGE OF NET ASSETS:            ASSETS
-------------------------------------------------
Commercial Banks Non-US                  8.62%
Telecommunication Services               8.50
Special Purpose Entity                   7.34
Beverages - Wine/Spirits                 6.31
Multi-line Insurance                     5.75
Cable TV                                 5.22
Containers - Metal/Glass                 4.21
Chemicals - Diversified                  3.28
Medical - Hospitals                      3.15
Diversified Banking Institution          2.70
Chemicals - Specialty                    2.63
Rental Auto/Equipment                    2.56
Telephone - Integrated                   2.48
Investment Management/Advisory Services  2.32
Building - Maintenance & Service         2.32
Finance - Other Services                 2.12
Diversified Manufacturing Operations     2.05
Lottery Services                         1.80
Sovereign                                1.68
Apparel Manufacturers                    1.49
Other ABS                                1.32
Cellular Telecommunication               1.32
Casino Hotels                            1.13
Municipal - City                         1.13
Medical Products                         1.00
Paper & Related Products                 1.00
Diversified Operations                   0.79
Chemicals - Plastics                     0.77
Food - Miscellaneous/Diversified         0.77
Oil Company - Integrated                 0.76
Computer Services                        0.45
Advertising Services                     0.39
Music                                    0.39
Multimedia                               0.24
Electric - Integrated                    0.22
Medical - Drugs                          0.19
Telecommunication Equipment              0.17
Gas - Distribution                       0.16
Electric - Transmission                  0.16
Life/Health Insurance                    0.14
Finance - Commercial                     0.13
Gambling (Non-Hotel)                     0.12
                                   --------------
Long Term Investments                   89.28
Short Term Investment                    7.68
                                   --------------
Total Investments                       96.96
Net Other Assets and Liabilities         3.04
                                   --------------
                                       100.00 %
                                   ==============



                       See Notes to Financial Statements.

HENDERSON WORLDWIDE INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of October 31, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $57,593,967 of which $0 related to appreciated investment securities and $57,593,967 related to depreciated investment securities for the fiscal quarter ended October 31, 2008.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

     Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three- tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          o Level 1 - quoted prices in active markets for identical investments

          o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

                                    INVESTMENTS IN        OTHER FINANCIAL
                                        SECURITIES            INSTRUMENTS
       VALUATION INPUTS
       Level 1 -Quoted Prices          $ 7,754,101                     --
       Level 2 -Other Significant
       Observable Inputs                64,900,071               $615,614
       Level 3 -Significant
       Unobservable Inputs               3,511,384                     --
       ------------------------------------------------------------------
       TOTAL                           $76,165,556               $615,614
       ==================================================================

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          INVESTMENTS IN
                                                            SECURITIES

       Balance as of 7-31-08                                $4,544,618
       Accrued discounts/premiums                                  628
       Realized gain (loss)                                          -
       Change in unrealized appreciation/depreciation       (4,659,432)
       Net purchases (sales)                                         -
       Net transfers in and/or out of Level 3                3,625,570
                                                          ----------------
       Balance, as of 10/31/08                            $  3,511,384
       Net change in unrealized
       appreciation/depreciation from
       investments still held as of 10/31/08              $ (4,877,143)


4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                             Unrealized
                                                                          appreciation/
                             Value date   Local amount     Current value   depreciation
                             ----------------------------------------------------------
       British Pound (buy)   11/25/2008   $    309,329     $     497,169   $    (2,831)
       British Pound (sell)  11/25/2008      6,235,057        10,021,286       203,584
       Euro (buy)            11/25/2008      1,743,313         2,220,132         8,467
       Euro (sell)           11/25/2008     23,994,546        30,557,368       406,394
                                                                           ------------
                                                                           $   615,614
                                                                           ============


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 23, 2008



By:      /s/ Troy Statczar
         -----------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    December 23, 2008